INSURANCE	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
INSURANCE

34.	INSURANCE

In order to adequately mitigate risks and in view of the nature of its operations, the Company contracts several types of insurance policy. The policies are contracted in line with the Risk Management policy and are similar to insurance contracted by other companies in the same industry as CSN and its subsidiaries. The coverages of these policies include: National Transport, International Transport, Life and Personal Accident Insurance, Health, Vehicle Fleet, D&O (Directors and Officers Liability Insurance), General Liability, Engineering Risks, Export Credit, Guarantee Insurance, and Port Operator Liability.

The Company's insurance is contracted together with the insurance of its subsidiaries, however, there is no joint and several liability between the Company and companies of its economic group with CSN Mineração.

In 2025, after negotiation with insurers and reinsurers in Brazil and overseas, it was renewed from October 1, 2025 to September 30, 2026. Under the terms of said policy, the Maximum Indemnity Limit is US$ 525 million for locations at which Company activities are performed, combined for Property Damage and Loss of Profit. Under the terms of the policy, the Company will assume responsibility for a deductible of US$ 310 million for property damage and 45 days for loss of profit. The maximum indemnity limit of the policy is shared with other insured establishments.

The risk assumptions adopted, given their specific nature, are not included within the scope of the review of financial statements and consequently were not reviewed by our independent auditors.